Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Information
2. Segment Information
MetLife is organized into six segments, reflecting three broad geographic regions: Retail; Group, Voluntary & Worksite Benefits; Corporate Benefit Funding; and Latin America (collectively, the “Americas”); Asia; and EMEA. In addition, the Company reports certain of its results of operations in Corporate & Other.
As anticipated, in the first quarter of 2015, the Company implemented certain segment reporting changes related to the (i) measurement of segment operating earnings, which included revising the Company’s capital allocation methodology, and (ii) the realignment of consumer direct business. These changes were applied retrospectively and did not have an impact on total consolidated operating earnings or net income.
Americas
The Americas consists of the following segments:
Retail
The Retail segment offers a broad range of protection products and services and a variety of annuities to individuals and employees of corporations and other institutions, and is organized into two businesses: Life & Other and Annuities. Life & Other insurance products and services include variable life, universal life, term life and whole life products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products. Life & Other products and services also include individual disability income products and personal lines property & casualty insurance, including private passenger automobile, homeowners and personal excess liability insurance. Annuities includes a variety of variable and fixed annuities which provide for both asset accumulation and asset distribution needs.
Group, Voluntary & Worksite Benefits
The Group, Voluntary & Worksite Benefits segment offers a broad range of protection products and services to individuals and corporations, as well as other institutions and their respective employees. Group, Voluntary & Worksite Benefits insurance products and services include life, dental, group short- and long-term disability and accidental death and dismemberment (“AD&D”) coverages. In addition, the Group, Voluntary & Worksite Benefits segment offers property & casualty insurance, including private passenger automobile, homeowners and personal excess liability, which is offered to employees on a voluntary basis, LTC, critical illness and accident & health coverages, as well as prepaid legal plans.
Corporate Benefit Funding
The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund postretirement benefits and company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.
Latin America
The Latin America segment offers a broad range of products to both individuals and corporations, as well as other institutions and their respective employees, which include life insurance, accident & health insurance, group medical, dental, credit insurance, endowment and retirement & savings products written in Latin America. The Latin America segment also includes U.S. direct business, comprised of group and individual products sold through sponsoring organizations, affinity groups and direct to consumer. Products included are life, dental, group short- and long-term disability, AD&D coverages, property & casualty and other accident & health coverages, as well as non-insurance products such as identity protection.
Asia
The Asia segment offers a broad range of products to both individuals and corporations, as well as other institutions and their respective employees, which include whole life, term life, variable life, universal life, accident & health insurance, fixed and variable annuities, credit insurance and endowment products.
EMEA
The EMEA segment offers a broad range of products to both individuals and corporations, as well as other institutions and their respective employees, which include life insurance, accident & health insurance, credit insurance, annuities, endowment and retirement & savings products.
Corporate & Other
Corporate & Other contains the excess capital, as well as certain charges and activities, not allocated to the segments, including external integration costs, internal resource costs for associates committed to acquisitions, enterprise-wide strategic initiative restructuring charges, various start-up businesses (including expatriate benefits insurance, and the investment management business through which the Company offers fee-based investment management services to institutional clients) and certain run-off businesses. Corporate & Other also includes assumed reinsurance of certain variable annuity products from the Company’s former operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsures living and death benefit guarantees issued in connection with variable annuity products. Additionally, Corporate & Other includes interest expense related to the majority of the Company’s outstanding debt and expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings.
Financial Measures and Segment Accounting Policies
Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company’s measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.
Operating earnings is defined as operating revenues less operating expenses, both net of income tax.
Operating revenues and operating expenses exclude results of discontinued operations and other businesses that have been or will be sold or exited by MetLife and are referred to as divested businesses. Operating revenues also excludes net investment gains (losses) and net derivative gains (losses). Operating expenses also excludes goodwill impairments.
The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

•
Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees (“GMIB Fees”);

•
Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, (iv) excludes certain amounts related to contractholder-directed unit-linked investments, and (v) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

•	Other revenues are adjusted for settlements of foreign currency earnings hedges.
The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

•
Policyholder benefits and claims and policyholder dividends excludes: (i) changes in the policyholder dividend obligation related to net investment gains (losses) and net derivative gains (losses), (ii) inflation-indexed benefit adjustments associated with contracts backed by inflation-indexed investments and amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and other pass through adjustments, (iii) benefits and hedging costs related to GMIBs (“GMIB Costs”), and (iv) market value adjustments associated with surrenders or terminations of contracts (“Market Value Adjustments”);

•
Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

•	Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

•	Amortization of negative VOBA excludes amounts related to Market Value Adjustments;

•	Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

•	Other expenses excludes costs related to: (i) noncontrolling interests, (ii) implementation of new insurance regulatory requirements, and (iii) acquisition and integration costs.
Operating earnings also excludes the recognition of certain contingent assets and liabilities that could not be recognized at acquisition or adjusted for during the measurement period under GAAP business combination accounting guidance. In addition to the tax impact of the adjustments mentioned above, provision for income tax expense (benefit) also includes the impact related to the timing of certain tax credits, as well as certain tax reforms.
The sale of MetLife Assurance Limited (“MAL”) was completed in May 2014. As a result, the operations of MAL have been classified as divested business for all periods presented. See Note 3. Consequently, the results for Corporate Benefit Funding decreased by $12 million, net of $8 million of income tax, and $21 million, net of $13 million of income tax, for the years ended December 31, 2013 and 2012, respectively. Also, the results for Corporate & Other decreased by $14 million, net of $7 million of income tax, and $16 million, net of $8 million of income tax, for the years ended December 31, 2013 and 2012, respectively.
In the first quarter of 2015, the Company implemented certain segment reporting changes related to the (i) measurement of segment operating earnings, which included revising the Company’s capital allocation methodology, and (ii) the realignment of consumer direct business. Consequently, prior period results for the years ended December 31, 2014, 2013 and 2012 were impacted as follows:

•	Retail’s operating earnings increased (decreased) by $170 million, $88 million and $163 million, net of ($252) million, ($207) million and ($122) million of income tax expense (benefit), respectively;

•
Group, Voluntary & Worksite Benefits’ operating earnings increased (decreased) by $13 million, ($14) million and ($10) million, net of $3 million, ($8) million and ($7) million of income tax expense (benefit), respectively;

•
Corporate Benefit Funding’s operating earnings increased (decreased) by ($53) million, ($63) million and ($46) million, net of ($41) million, ($29) million and ($50) million of income tax expense (benefit), respectively;

•
Latin America’s operating earnings increased (decreased) by ($114) million, ($111) million and ($64) million, net of ($60) million, ($60) million and ($35) million of income tax expense (benefit), respectively;

•	Asia’s operating earnings increased (decreased) by $19 million, $15 million and $14 million, net of $7 million, $8 million and $7 million of income tax expense (benefit), respectively;

•
EMEA’s operating earnings increased (decreased) by ($77) million, ($48) million and ($36) million, net of ($39) million, ($27) million and ($19) million of income tax expense (benefit), respectively; and

•
Corporate & Other’s operating earnings increased (decreased) by $42 million, $133 million and ($21) million, net of $382 million, $323 million and $226 million of income tax expense (benefit), respectively.

Set forth in the tables below is certain financial information with respect to the Company’s segments, as well as Corporate & Other, for the years ended December 31, 2014, 2013 and 2012 and at December 31, 2014 and 2013. The segment accounting policies are the same as those used to prepare the Company’s consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.
Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in the Company’s business.
The Company’s economic capital model, coupled with considerations of local capital requirements, aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon while applying an industry standard method for the inclusion of diversification benefits among risk types. The Company’s management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.
Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company’s consolidated net investment income, operating earnings or income (loss) from continuing operations, net of income tax.
Net investment income is based upon the actual results of each segment’s specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company’s product pricing.

	Operating Results
	Americas
Year Ended December 31, 2014	Retail	Group, Voluntary & Worksite Benefits	Corporate Benefit Funding	Latin America	Total	Asia	EMEA	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$7,280	$15,979	$2,768	$3,039	$29,066	$7,566	$2,309	$81	$39,022	$45	$39,067
Universal life and investment-type product policy fees	5,074	716	226	1,239	7,255	1,693	466	127	9,541	405	9,946
Net investment income	7,887	1,861	5,684	1,229	16,661	2,886	428	509	20,484	669	21,153
Other revenues	1,059	420	286	35	1,800	106	60	67	2,033	(3)	2,030
Net investment gains (losses)	—	—	—	—	—	—	—	—	—	(197)	(197)
Net derivative gains (losses)	—	—	—	—	—	—	—	—	—	1,317	1,317
Total revenues	21,300	18,976	8,964	5,542	54,782	12,251	3,263	784	71,080	2,236	73,316
Expenses
Policyholder benefits and claims and policyholder dividends	9,851	14,897	5,106	2,786	32,640	5,724	1,053	61	39,478	1,000	40,478
Interest credited to policyholder account balances	2,245	156	1,140	394	3,935	1,544	148	34	5,661	1,282	6,943
Goodwill impairment	—	—	—	—	—	—	—	—	—	—	—
Capitalization of DAC	(969)	(143)	(31)	(445)	(1,588)	(1,914)	(680)	—	(4,182)	(1)	(4,183)
Amortization of DAC and VOBA	1,515	149	19	334	2,017	1,397	613	—	4,027	105	4,132
Amortization of negative VOBA	—	—	—	(1)	(1)	(364)	(31)	—	(396)	(46)	(442)
Interest expense on debt	1	1	9	—	11	—	—	1,167	1,178	38	1,216
Other expenses	4,711	2,571	492	1,810	9,584	3,975	1,846	849	16,254	114	16,368
Total expenses	17,354	17,631	6,735	4,878	46,598	10,362	2,949	2,111	62,020	2,492	64,512
Provision for income tax expense (benefit)	1,130	467	771	96	2,464	582	29	(697)	2,378	87	2,465
Operating earnings	$2,816	$878	$1,458	$568	$5,720	$1,307	$285	$(630)	6,682
Adjustments to:
Total revenues									2,236
Total expenses									(2,492)
Provision for income tax (expense) benefit									(87)
Income (loss) from continuing operations, net of income tax									$6,339		$6,339

At December 31, 2014	Retail	Group, Voluntary & Worksite Benefits	Corporate Benefit Funding	Latin America	Asia (1)	EMEA	Corporate & Other	Total
	(In millions)
Total assets	$359,188	$46,483	$228,543	$72,259	$117,894	$29,217	$48,753	$902,337
Separate account assets	$171,726	$669	$81,150	$50,301	$9,078	$4,070	$—	$316,994
Separate account liabilities	$171,726	$669	$81,150	$50,301	$9,078	$4,070	$—	$316,994
______________

(1)	Total assets includes $95.0 billion of assets from the Japan operations which represents 11% of total consolidated assets. See Note 11 for information regarding goodwill.

	Operating Results
	Americas
Year Ended December 31, 2013	Retail	Group, Voluntary & Worksite Benefits	Corporate Benefit Funding	Latin America	Total	Asia	EMEA	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$6,528	$15,250	$2,767	$2,870	$27,415	$7,801	$2,297	$70	$37,583	$91	$37,674
Universal life and investment-type product policy fees	4,912	688	247	991	6,838	1,722	386	139	9,085	366	9,451
Net investment income	7,796	1,833	5,506	1,145	16,280	2,943	425	746	20,394	1,838	22,232
Other revenues	1,018	418	278	23	1,737	92	97	28	1,954	(34)	1,920
Net investment gains (losses)	—	—	—	—	—	—	—	—	—	161	161
Net derivative gains (losses)	—	—	—	—	—	—	—	—	—	(3,239)	(3,239)
Total revenues	20,254	18,189	8,798	5,029	52,270	12,558	3,205	983	69,016	(817)	68,199
Expenses
Policyholder benefits and claims and policyholder dividends	9,028	14,227	5,180	2,487	30,922	5,755	1,039	30	37,746	1,620	39,366
Interest credited to policyholder account balances	2,331	155	1,233	417	4,136	1,690	147	42	6,015	2,164	8,179
Goodwill impairment	—	—	—	—	—	—	—	—	—	—	—
Capitalization of DAC	(1,309)	(141)	(27)	(452)	(1,929)	(2,143)	(714)	—	(4,786)	—	(4,786)
Amortization of DAC and VOBA	1,384	140	23	311	1,858	1,542	683	—	4,083	(533)	3,550
Amortization of negative VOBA	—	—	—	(2)	(2)	(427)	(95)	—	(524)	(55)	(579)
Interest expense on debt	—	1	9	—	10	—	1	1,148	1,159	123	1,282
Other expenses	5,101	2,379	481	1,722	9,683	4,317	1,812	784	16,596	539	17,135
Total expenses	16,535	16,761	6,899	4,483	44,678	10,734	2,873	2,004	60,289	3,858	64,147
Provision for income tax expense (benefit)	1,107	480	667	83	2,337	565	51	(609)	2,344	(1,683)	661
Operating earnings	$2,612	$948	$1,232	$463	$5,255	$1,259	$281	$(412)	6,383
Adjustments to:
Total revenues									(817)
Total expenses									(3,858)
Provision for income tax (expense) benefit									1,683
Income (loss) from continuing operations, net of income tax									$3,391		$3,391

At December 31, 2013	Retail	Group, Voluntary & Worksite Benefits	Corporate Benefit Funding	Latin America	Asia (1)	EMEA	Corporate & Other	Total
	(In millions)
Total assets	$349,230	$43,646	$219,612	$70,427	$121,386	$34,937	$46,058	$885,296
Separate account assets	$172,382	$644	$77,023	$49,660	$8,996	$8,496	$—	$317,201
Separate account liabilities	$172,382	$644	$77,023	$49,660	$8,996	$8,496	$—	$317,201
______________

(1)	Total assets includes $100.0 billion of assets from the Japan operations which represents 11% of total consolidated assets. See Note 11 for information regarding goodwill.

	Operating Results
	Americas
Year Ended December 31, 2012	Retail	Group, Voluntary & Worksite Benefits	Corporate Benefit Funding	Latin America	Total	Asia	EMEA	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$6,532	$14,794	$2,681	$2,578	$26,585	$8,344	$2,370	$56	$37,355	$620	$37,975
Universal life and investment-type product policy fees	4,561	662	225	785	6,233	1,491	333	155	8,212	344	8,556
Net investment income	7,709	1,763	5,435	1,104	16,011	2,919	482	875	20,287	1,697	21,984
Other revenues	879	422	259	16	1,576	26	121	33	1,756	150	1,906
Net investment gains (losses)	—	—	—	—	—	—	—	—	—	(352)	(352)
Net derivative gains (losses)	—	—	—	—	—	—	—	—	—	(1,919)	(1,919)
Total revenues	19,681	17,641	8,600	4,483	50,405	12,780	3,306	1,119	67,610	540	68,150
Expenses
Policyholder benefits and claims and policyholder dividends	9,010	13,691	5,039	2,231	29,971	5,819	1,196	119	37,105	2,251	39,356
Interest credited to policyholder account balances	2,375	167	1,358	393	4,293	1,784	126	39	6,242	1,487	7,729
Goodwill impairment	—	—	—	—	—	—	—	—	—	1,868	1,868
Capitalization of DAC	(1,753)	(138)	(29)	(353)	(2,273)	(2,288)	(723)	—	(5,284)	(5)	(5,289)
Amortization of DAC and VOBA	1,607	133	22	224	1,986	1,563	626	2	4,177	22	4,199
Amortization of negative VOBA	—	—	—	(5)	(5)	(456)	(94)	—	(555)	(67)	(622)
Interest expense on debt	—	1	8	(1)	8	5	1	1,176	1,190	166	1,356
Other expenses	5,367	2,363	449	1,380	9,559	4,741	1,812	550	16,662	1,449	18,111
Total expenses	16,606	16,217	6,847	3,869	43,539	11,168	2,944	1,886	59,537	7,171	66,708
Provision for income tax expense (benefit)	910	474	596	95	2,075	561	127	(461)	2,302	(2,174)	128
Operating earnings	$2,165	$950	$1,157	$519	$4,791	$1,051	$235	$(306)	5,771
Adjustments to:
Total revenues									540
Total expenses									(7,171)
Provision for income tax (expense) benefit									2,174
Income (loss) from continuing operations, net of income tax									$1,314		$1,314
The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company’s segments, as well as Corporate & Other:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Life insurance	$23,483	$23,189	$22,832
Accident & health insurance	13,336	13,214	13,255
Annuities	9,984	8,987	8,891
Property and casualty insurance	3,524	3,270	3,117
Non-insurance	716	385	342
Total	$51,043	$49,045	$48,437
The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company’s U.S. and foreign operations:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
U.S.	$34,536	$32,529	$31,500
Foreign:
Japan	6,917	7,373	7,833
Other	9,590	9,143	9,104
Total	$51,043	$49,045	$48,437
Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2014, 2013 and 2012.